Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Eaton Vance Bond Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period from January 31, 2013 (commencement of operations) through October 31, 2013, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Bond Portfolio (the “Portfolio”), the Fund’s master Portfolio. Annual Fund Operating Expenses have been restated to reflect the expenses of the Fund and its investment in the Portfolio. Previously the Fund could invest in the Portfolio as well as two additional portfolios.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other income instruments (the “80% Policy”). Bonds and other income instruments include, among other things, corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those located in emerging market countries), sovereign debt (including debt issued by emerging market countries), obligations of supranational entities, structured notes, private placements, preferred securities and convertible securities. The Fund may invest up to 35% of its net assets in bonds and other income instruments rated below investment grade (i.e. rated lower than BBB by Standard & Poor’s Ratings Services (“S&P”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or by Fitch Ratings (“Fitch”)) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”) (the “35% Policy”). For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used. Total return is defined as income plus capital appreciation. The Fund may invest in income instruments of any maturity. The Fund may invest up to 20% of its net assets in common stocks and other equity securities, including real estate investment trusts. The Fund may engage in derivatives transactions, including futures contracts and options thereon, forward rate agreements and credit default swaps. The Fund expects to principally use derivatives to manage interest rate and credit risk or otherwise for investment purposes. Positions in derivatives that have economic characteristics similar to bonds or other income instruments will be treated as bonds and other income instruments for purposes of the Fund’s 80% Policy and 35% Policy. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

In managing the Fund, the investment adviser will employ a bottom-up, research driven approach that emphasizes the financial strength of issuers, current interest rates, current valuations, the interest rate sensitivity of investments and the investment adviser’s interest rate expectations, the stability and volatility of a country’s bond markets, and expectations regarding general trends in global economies and currencies. The investment adviser also will consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). For its equity investments, the Fund primarily seeks dividend-paying stocks of companies that the investment adviser believes to have strong fundamentals and attractive valuations. The investment adviser generally selects individual securities with an investment horizon of two to five years.

The Fund primarily invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund , but may also invest directly in securities and other instruments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other income instruments (the “80% Policy”). Bonds and other income instruments include, among other things, corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those located in emerging market countries), sovereign debt (including debt issued by emerging market countries), obligations of supranational entities, structured notes, private placements, preferred securities and convertible securities. The Fund may invest up to 35% of its net assets in bonds and other income instruments rated below investment grade (i.e. rated lower than BBB by Standard & Poor’s Ratings Services (“S&P”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or by Fitch Ratings (“Fitch”)) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”) (the “35% Policy”). For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used. Total return is defined as income plus capital appreciation. The Fund may invest in income instruments of any maturity. The Fund may invest up to 20% of its net assets in common stocks and other equity securities, including real estate investment trusts. The Fund may engage in derivatives transactions, including futures contracts and options thereon, forward rate agreements and credit default swaps. The Fund expects to principally use derivatives to manage interest rate and credit risk or otherwise for investment purposes. Positions in derivatives that have economic characteristics similar to bonds or other income instruments will be treated as bonds and other income instruments for purposes of the Fund’s 80% Policy and 35% Policy. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to taper or reverse its quantitative easing stimulus program and/or increases interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depository receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Interest Rate Risk. In general , the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. In a rising interest rate environment , the duration of income securities that have the ability to be prepaid or called by the issuer may extend . In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate .

Credit Risk. Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income instruments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Senior and Junior Loans. Risks of investments in senior loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because senior loan rates generally are adjusted for changes in short-term interest rates. Junior loans are subject to the same general risks. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans may involve a higher degree of overall risk than senior loans of the same borrower.

Commercial Mortgage-Backed Securities Risk. Commercial mortgage-backed securities (“CMBS”) are subject to credit, interest rate, prepayment and extension risk. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to leverage. Such transactions may include, among others, repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels . Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall .

Risk of U.S. Government-Sponsored Agencies. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Issuer Diversification Risk. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Eaton Vance Bond Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	567
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	829
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,110
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,909
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	567
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	829
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,110
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,909
Eaton Vance Bond Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,322
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,059
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,322
Eaton Vance Bond Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,219
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	532
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,219
Eaton Vance Short Duration Real Return Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is real return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 17 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74 % of the value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 17 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in “real return” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or floating-rate debt obligations (including floating-rate loans) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the “80% Policy”). Real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure). The Fund will limit its real duration to 3.5 years or less and will maintain a weighted average credit quality of investment grade.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in instruments rated below investment grade (being below BBB by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch Ratings, or, if unrated, determined by the investment adviser to be of comparable quality). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may invest in repurchase agreements or reverse repurchase agreements. Such instruments may be entered into for purposes of investment leverage. Forward purchases of inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments , their agencies or instrumentalities (such as TIPS), corporations and other issuers will be considered “real return” instruments for purposes of the Fund’s 80% Policy. The Fund may invest in derivative instruments, such as swap agreements, options, futures contracts or options on futures. The Fund also may engage in short sales, may invest in mortgage-backed securities, commercial mortgage-backed securities or asset-backed securities and is authorized to borrow for investment purposes on a non-recourse basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may invest in other pooled investment vehicles and may lend it securities.

The Fund generally invests directly in TIPS and certain other real return instruments and may also invest in one or more of the following registered investment companies sponsored by the Eaton Vance organization : CMBS Portfolio, Floating Rate Portfolio and Short-Term U.S. Government Portfolio (each, a “Portfolio”). Each Portfolio is described in “Further Information about the Portfolios ” in the Fund Prospectus. The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets to be invested directly and in each Portfolio. The Fund also may invest directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the exposures of the Fund. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in “real return” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or floating-rate debt obligations (including floating-rate loans) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the “80% Policy”). Real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure). The Fund will limit its real duration to 3.5 years or less and will maintain a weighted average credit quality of investment grade.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to taper or reverse its quantitative easing stimulus program and/or increases interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-linked securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Interest Rate Risk. In general , the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. Funds with shorter average durations (including the Fund) may own individual investments that have longer durations than the average duration of the Fund. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may extend. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate .

Credit Risk. Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities and floating-rate loans may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities and floating-rate loans, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Commercial Mortgage-Backed Securities Risk. Commercial mortgage-backed securities (“CMBS”) are subject to credit, interest rate, prepayment and extension risk. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated investments have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Risk of U.S. Government-Sponsored Agencies. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Borrowing Risk. Borrowing cash to increase investments may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period from December 31, 2010 through December 31, 2013 , the highest quarterly total return for Class A was 2.99% for the quarter ended March 31, 2011, and the lowest quarterly return was -1. 77 % for the quarter ended June 30, 2013. For the 30 days ended October 31, 2013 , the SEC yield for Class A shares was 1.72%, for Class C shares was 1.12 % and for Class I shares was 2.02%. For current yield information call 1-800-262-1122.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2010 through December 31, 2013 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.77%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I commenced operations on April 1, 2010. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	1-800-262-1122
Eaton Vance Short Duration Real Return Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EARRX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Feed and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,641
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	315
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,641
Annual Return 2011	rr_AnnualReturn2011	4.19%
Annual Return 2012	rr_AnnualReturn2012	3.91%
Annual Return 2013	rr_AnnualReturn2013	(0.17%)
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended October 31, 2013 , the SEC yield for Class A shares was
Thirty Day Yield	rr_ThirtyDayYield	1.72%
Eaton Vance Short Duration Real Return Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECRRX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Feed and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	587
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,033
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,270
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	587
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,033
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,270
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class C shares was
Thirty Day Yield	rr_ThirtyDayYield	1.12%
Eaton Vance Short Duration Real Return Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIRRX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Feed and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,161
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	277
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	505
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,161
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	and for Class I shares was
Thirty Day Yield	rr_ThirtyDayYield	2.02%
Eaton Vance Short Duration Real Return Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Eaton Vance Short Duration Real Return Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Eaton Vance Short Duration Real Return Fund | BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%

[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares , 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through February 28, 2015 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds , interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	Reflects the Fund's allocable share of the advisory fee and other expenses of the Portfolios in which it invests.
[3]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Class A shares , 1.65% for Class C shares and 0.65% for Class I shares. This expense reimbursement will continue through February 28, 2015 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds , interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.